Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 60,251	$ 44,467	$ 27,376
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,936	6,917	6,429
Amortization of intangible assets	1,051	0	0
Gain from disposal of short-term investments	(3)	(4)	(122)
Stock-based compensation	10,418	10,347	10,262
Loss on disposal of property and equipment	10	18	5
Deferred income taxes	911	471	1,181
Changes in operating assets and liabilities:
Short-term investments			14,265
Notes and accounts receivable	(29,179)	2,359	5,572
Inventories	(410)	(10,410)	(1,523)
Prepaid expenses and other current assets	(664)	(678)	(403)
Other assets	136	67	(143)
Notes and accounts payable	7,651	(415)	(11,981)
Accrued expenses and other current liabilities	11,020	5,543	(7,415)
Income tax payable	(4,301)	9,507	3,520
Other liabilities	1,119	536	2,105
Net cash provided by operating activities	65,946	68,725	49,128
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of held-to-maturity financial assets	(4,000)
Business acquisition-net of cash and cash equivalents acquired	(30,287)
Increase of prepaid expenses and other current assets	(508)
Return of capital from long-term investments			46
Purchase of property and equipment	(23,664)	(11,596)	(12,772)
Changes in restricted assets	45	(3,817)	(89)
Net cash used in investing activities	(58,414)	(15,413)	(12,815)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	494	514	422
Share repurchase			(10,018)
Dividends paid	(20,765)	(20,224)	(19,897)
Net cash used in financing activities	(20,271)	(19,710)	(29,493)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,739)	33,602	6,820
EFFECT OF EXCHANGE RATE CHANGES	(953)	(1,111)	166
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	194,211	161,720	154,734
CASH AND CASH EQUIVALENTS, END OF YEAR	180,519	194,211	161,720
SUPPLEMENTAL INFORMATION
Interest paid	6	71	86
Income taxes paid	20,494	$ 5,892	$ 2,947
Cash paid for Shannon Systems acquisition	30,287
Shannon Systems
CASH FLOWS FROM INVESTING ACTIVITIES
Business acquisition-net of cash and cash equivalents acquired	(30,287)
SUPPLEMENTAL INFORMATION
Fair value of assets acquired, net of cash and cash equivalents acquired	43,662
Other long-term liabilities	(5,735)
Issuance of stock	(7,640)
Cash paid for Shannon Systems acquisition	$ 30,287